Equity Transactions (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Equity [Abstract]
Number of shares unvested at beginning	40,291	59,646	12,452
Weighted average grant date fair value per share unvested at beginning	$ 44.59	$ 52.40	$ 16.90
Number of shares, issued	171,900	104,070	68,711
Weighted average grant date fair value per share, issued	$ 2.56	$ 9.16	$ 58.87
Number of shares, vested	(74,643)	(122,395)	(21,518)
Weighted average grant date fair value per share, vested	$ 11.67	$ 16.94	$ 52.70
Number of shares, canceled	(28,509)	(1,030)
Weighted average grant date fair value per share, canceled	$ 6.67	$ 61.20
Number of shares unvested at ending	109,039	40,291	59,646
Weighted average grant date fair value per share unvested at ending	$ 10.81	$ 44.59	$ 52.40